Note 19 - Stock Options and Nonvested Shares (Details) - Summary of Information With Respect to Stock Options Outstanding - 2004 Stock Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	17,332,760	21,326,160	24,505,348	11,144,998
Weighted average remaining contractual life, outstanding	5 years 310 days
Weighted average exercise price, outstanding (in Dollars per share)	$ 0.55	$ 0.57	$ 0.54	$ 0.93
Aggregate intrinsic value, outstanding (in Dollars)	$ 12,412,802
Number exercisable	14,513,528	14,070,240	10,500,548
Weighted average exercise price, exercisable (in Dollars per share)	$ 0.61	$ 0.73	$ 0.93
Aggregate intrinsic value, exercisable (in Dollars)	$ 9,616,123
$1.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.07
Number outstanding	700,000
Number exercisable	700,000
$0.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.96
Number outstanding	2,268,000
Number exercisable	2,268,000
$1.318 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.318
Number outstanding	53,600
Number exercisable	53,600
$1.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.26
Number outstanding	413,360
Number exercisable	413,360
$1.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.648
Number outstanding	10,000
Number exercisable	10,000
$1.426 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.426
Number outstanding	2,091,000
Number exercisable	2,091,000
$1.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 1.43
Number outstanding	50,000
Number exercisable	50,000
$0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option exercise price (in Dollars per share)	$ 0.25
Number outstanding	11,746,800
Number exercisable	8,927,568